COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosures of commitments [Abstract]
COMMITMENTS
NOTE 29 - COMMITMENTS
Non-cancellable lease commitments
The future aggregate minimum lease payments under non-cancellable leases not capitalized are as follows:

(in millions of Euros)	At December 31, 2019
Less than 1 year	5
1 to 5 years	10
More than 5 years	1
Total non-cancellable lease minimum payments	16

Tangible and intangible asset commitments

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Computer Software	2	1
Property, plant and equipment	89	123
Total tangible and intangible asset commitments	91	124